Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital Management Details [Abstract]
Share capital	$ 392,628	$ 106,730
Deficit	(148,263)	(115,054)
Credit facilities	44,983	37,644
Debentures	41,375	43,442
Convertible debentures	$ 0	$ 8,751